                        SUPPLEMENT DATED AUGUST 19, 2005
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005
                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES,
                          AGGRESSIVE GROWTH PORTFOLIO
                               COMSTOCK PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005
                             MONEY MARKET PORTFOLIO

The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

Phillip G. Goff (41)          Chief Financial    Officer       Executive Director of Morgan
1 Parkview Plaza              Officer and        Since 2005    Stanley Investment Management
Oakbrook Terrace, IL 60181    Treasurer                        since June 2005. Chief Financial
                                                               Officer and Treasurer of the
                                                               funds in the Fund Complex since
                                                               August 2005. Prior to June 2005,
                                                               Vice President and Chief
                                                               Financial Officer of Enterprise
                                                               Capital Management, Inc., an
                                                               investment holding company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LITSPTSAI  8/05